Share-Based Compensation Expenses	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION EXPENSES
27	Share-based compensation expenses

(a)	Description of share-based compensation arrangements

On January 3, 2017, the Group adopted a new share incentive plan, or the 2017 Share Incentive Plan. Options to purchase 187,933,720 ordinary shares pursuant to the 2017 Share Incentive Plan were issued to certain management and employees. Accordingly, 60%, 20% and 20% of the award options shall vest on December 31, each of the years 2017 to 2019, respectively. Unless terminated earlier, the 2017 Share Incentive Plan will terminate automatically in 2022.

On August 27, 2018, 2018 Share Incentive Plan (the “2018 Option”) for granting shares award of CNFinance to certain management members and employees of the Group was issued to concurrently replace the 2017 Share Incentive Plan which granted Sincere Fame’s share. Except for the aforementioned change of grantor, all terms of the 2017 Share Incentive Plan and the 2018 Share Incentive Plan were the same. No change in the fair value, vesting conditions or the classification of the 2017 Share Incentive Plan and the 2018 Share Incentive Plan. In connection with the 2018 Option, 187,933,720 ordinary shares were issued to the Depositary as a reserve pool for future issuances upon the exercise of share options granted under the 2018 Option to the Group’s management members and employees. All shareholder rights of these 187,933,720 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding shares are exercised.

On December 31, 2019, the Group granted options to certain management and employees to purchase 119,674,780 ordinary shares pursuant to the 2018 Share Incentive Plan (the “2019 Option”). Accordingly, 50%, 30% and 20% of the award options shall vest on December 31, each of the years 2020 to 2022, respectively, with expiration dates on December 31, each of the years 2025 to 2027.

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of estimated forfeitures over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expenses to be recognized in future periods. There were no market conditions associated with the share option grants.

(b)	Fair value of share options and assumptions

The fair value of options granted to employees is determined based on a number of factors including valuations. In determining the fair value of equity instruments, the Group referred to valuation reports prepared by an independent third-party appraisal firm, based on data the Group provided. The valuation reports provided the Group with guidelines in determining the fair value of the equity instruments, but the Group is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the financial statements.

Excluding the options containing service vesting conditions, the Group calculated the estimated fair value of the options on the respective grant dates using a binomial option pricing model with assistance from independent valuation firms, with the following assumptions:

	Share awards granted on January 3, 2017 (2018 Option)	Share awards granted on December 31, 2019 (2019 Option)

Expected volatility	40%	41.52%
Expected dividends	-	-
Risk-free interest rate	3.10%	3.12%
Expected term (in years)	5	5
Expected life (in years)	6	8

The contractual life of the share option is used as an input into the binomial option pricing model. Exercise multiple and post-vesting forfeit are incorporated into the model as well.

2018 Option

When the options of the 2018 Option were issued, the Group’s shares had not been publicly traded and its shares were rarely traded privately. Therefore, the expected volatility is estimated based on the historical volatility of comparable entities with publicly traded shares for the period before the date of grant with length commensurate to contractual life of the options. Since the contractual life of the options is 6 years, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 6-year government bond at the date of grant.

2019 Option

When the options of the 2019 Option were issued, the Group’s shares were already publicly traded. Since the shares have only been publicly traded for just over a year, the expected volatility is estimated based on the historical volatility of comparable entities with publicly traded shares for the period before the date of grant with length commensurate to contractual life of the options. The contractual life of the options is 6 years, 7 years and 8 years, respectively. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 5-year, 7-year and 10-year government bond, using interpolation method, at the date of grant.

The Group has not declared or paid any cash dividends on its capital stock and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

If any of the assumptions used in the binomial option pricing model changes significantly, share-based compensation expenses for future awards may differ materially compared with the awards granted previously.

A summary of share option activity under the 2018 Option is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2016	-	-	-
Granted	187,933,720	-	1.27
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2017	187,933,720	-	1.27
Exercisable, December 31, 2017	112,760,232	-	1.27
Expected to vest, December 31, 2017	75,173,488	-	1.27

Balance, December 31, 2017	187,933,720	-	1.27
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2018	187,933,720	-	1.27
Exercisable, December 31, 2018	150,346,976	-	1.27
Expected to vest, December 31, 2018	37,586,744	-	1.27

Balance, December 31, 2018	187,933,720	-	1.27
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2019	187,933,720	-	1.27
Exercisable, December 31, 2019	187,933,720	-	1.27
Expected to vest, December 31, 2019	-	-	-

A summary of share option activity under the 2019 Option is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2018	-	-	-
Granted	119,674,780	-	0.72
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2019	119,674,780	-	0.72
Exercisable, December 31, 2019	-	-	-
Expected to vest, December 31, 2019	119,674,780	-	0.72

Balance, December 31, 2019	119,674,780	-	0.72
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2020	119,674,780	-	0.72
Exercisable, December 31, 2020	59,837,390	-	0.72
Expected to vest, December 31, 2020	59,837,390	-	0.72

Balance, December 31, 2020	119,674,780	-	0.72
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2021	119,674,780	-	0.72
Exercisable, December 31, 2021	95,739,824	-	0.72
Expected to vest, December 31, 2021	23,934,956	-	0.72

The following table sets forth the fair value of options and ordinary shares estimated at the dates of option grants indicated below with the assistance from an independent valuation firm.

Date of options grant	Options granted	Exercise price	Fair value of option	Fair value of ordinary shares

January 3, 2017	75,173,492	RMB0.50	RMB1.26	RMB1.72
January 3, 2017	112,760,238	RMB0.50	RMB1.27	RMB1.72
December 31, 2019	83,772,346	RMB1.00	RMB0.71	RMB1.40
December 31, 2019	35,902,434	RMB1.00	RMB0.75	RMB1.40

For the option granted on January 3, 2017, the Group recognized compensation expenses of RMB39,715,168 and RMB15,886,067 in year 2018 and 2019, respectively. There was no income tax benefit recognized associated with the share-based compensation expenses. As of December 31, 2019, the expenses in relation to the 2018 Option have been fully recognized.

For the 2019 Option, the Group recognized compensation expenses of RMB62,073,367 and RMB18,766,367 in year 2020 and 2021, respectively. There was no income tax benefit recognized associated with the share-based compensation expenses. As of December 31, 2021, there is total unrecognized compensation cost of RMB5,774,267, which is expected to be recognized over a weighted average period of 1 year.